UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number: __
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 642-3228

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  07/31/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total:  $461,381,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----
AGINICO-EAGLE MINES LTD       COM                008474108       23600  396507 SH           SOLE               396507      0      0
ALLIED NEVADA GOLD CORP       COM                019344100       17098  477463 SH           SOLE               477463      0      0
AURICO GOLD INC               COM                05155C105       16792 1786330 SH           SOLE              1786330      0      0
BARRICK GOLD CORP  	      COM                067901108       25676  550404 SH           SOLE               550404      0      0
CGA MINING LTD                COM                Q22628103        9918 4451795 SH           SOLE              4451795      0      0
DETOUR GOLD CORP              COM                250669108       24153  929246 SH           SOLE               929246      0      0
ELDORADO GOLD CORP            COM                284902103       21667 1264094 SH           SOLE              1264094      0      0
EUROPEAN GOLDFIELDS LTD       COM                298774100       27877 3523381 SH           SOLE              3523381      0      0
EXETER RESOURCE CORP          COM                301835104        6200 1708054 SH           SOLE              1708054      0      0
GOLD FIELDS LTD-SPONS ADR     ADRS               38059T106       15388 1004430 SH           SOLE              1004430      0      0
GOLDCORP INC                  COM                380956409       21410  469095 SH           SOLE               469095      0      0
GOLDEN STAR RESOURCES LTD     COM                38119T104        6517 3503700 SH           SOLE              3503700      0      0
GREAT BASIN GOLD LTD          COM                390124105       1714910147083 SH           SOLE             10147083      0      0
IAMGOLD CORPORATION           COM                450913108       18269  923601 SH           SOLE               923601      0      0
IVANHOE MINES                 COM                46579N103       36167 2639899 SH           SOLE              2639899      0      0
JAGUAR MINING INC             COM                47009M103       23186 4933249 SH           SOLE              4933249      0      0
MINEFINDERS                   COM                602900102       18833 1352980 SH           SOLE              1352980      0      0
NEVSUN RESOURCES LTD          COM                64156L101       16102 3201132 SH           SOLE              3201132      0      0
NEW GOLD INC                  COM                644535106       19193 1865208 SH           SOLE              1865208      0      0
NEWMONT MINING CORP           COM                651639106       41089  652726 SH           SOLE               652726      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204       10217 1906195 SH           SOLE              1906195      0      0
PAN AMERICAN SILVER CORP      COM                697900108       19333  722189 SH           SOLE               722189      0      0
SEABRIDGE GOLD INC            COM                811916105       25547 1136413 SH           SOLE              1136413      0      0
